Consolidated Statements of Changes in Equity $ in Millions, $ in Millions	MXN ($)	USD ($) [1]	Capital stock [member] MXN ($)	Additional paid-in capital [member] MXN ($)	Retained earnings [member] MXN ($)	Valuation of the effective portion of derivative financial instrument [member] MXN ($)	Exchange differences on translation of foreign operations and associates [member] MXN ($)	Remeasurements of the net defined benefit liability [member] MXN ($)	Total controlling interest [member] MXN ($)	Non-controlling interest [member] MXN ($)
Beginning Balance at Jan. 01, 2015	$ 230,122		$ 3,347	$ 25,649	$ 147,122	$ 307	$ (3,633)	$ (2,319)	$ 170,473	$ 59,649
Net income	23,276				17,683				17,683	5,593
Other comprehensive income (loss), net of tax	(1,517)					299	945	238	1,482	(2,999)
Comprehensive income	21,759				17,683	299	945	238	19,165	2,594
Dividends declared and paid	(10,701)				(7,350)				(7,350)	(3,351)
Issuance (purchase) of shares associated with share-based payment plans	216		1	158					159	57
Acquisition of Grupo Socofar (see Note 4)	1,133									1,133
Contributions from non-controlling interest	250									250
Other movements of equity method of associates, net of taxes	(923)				(923)				(923)
Ending Balance at Dec. 31, 2015	241,856		3,348	25,807	156,532	606	(2,688)	(2,081)	181,524	60,332
Net income	27,175				21,140				21,140	6,035
Other comprehensive income (loss), net of tax	27,653					2,057	17,241	(1,108)	18,190	9,463
Comprehensive income	54,828				21,140	2,057	17,241	(1,108)	39,330	15,498
Dividends declared and paid	(12,045)				(8,355)				(8,355)	(3,690)
Issuance (purchase) of shares associated with share-based payment plans	(65)			(74)					(74)	9
Other equity instruments from acquisition of Vonpar (see Note 4)	(485)									(485)
Other acquisitions and remeasurements (see Note 4)	1,710									1,710
Contributions from non-controlling interest	892									892
Other movements of equity method of associates, net of taxes	(521)				(521)				(521)
Ending Balance at Dec. 31, 2016	286,170		3,348	25,733	168,796	2,663	14,553	(3,189)	211,904	74,266
Net income	37,206	$ 1,895			42,408				42,408	(5,202)
Other comprehensive income (loss), net of tax	10,833	553				(47)	3,607	33	3,593	7,240
Comprehensive income	48,039	2,448			42,408	(47)	3,607	33	46,001	2,038
Dividends declared and paid	(12,258)				(8,636)				(8,636)	(3,622)
Issuance (purchase) of shares associated with share-based payment plans	(39)			(89)					(89)	50
Capitalization of issued shares to former owners of Vonpar in Coca-Cola FEMSA (see Note 4)	4,082			1,164		2	47	2	1,215	2,867
Acquisitions of non-controlling interest (see Note 4)	(322)									(322)
Contributions from non-controlling interest	272									272
Recognition of non-controlling interest upon consolidation of CCFPI (see Note 4)	11,072									11,072
Recycling from net defined benefit liability on partial disposal of associates and joint ventures					(596)			596
Other movements of equity method of associates, net of taxes	(104)				(104)				(104)
Ending Balance at Dec. 31, 2017	$ 336,912	$ 17,155	$ 3,348	$ 26,808	$ 201,868	$ 2,618	$ 18,207	$ (2,558)	$ 250,291	$ 86,621

[1]	Convenience translation to U.S. dollars ($) - See Note 2.2.3